CONSOLIDATED AND COMBINED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000
Ordinary shares, shares issued (in Shares)	1,835,000	1,835,000
Ordinary shares, shares outstanding (in Shares)	1,835,000	1,835,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	8,560,000	8,560,000
Ordinary shares, shares outstanding (in Shares)	8,560,000	8,560,000